Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs	Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2011	$—	$79,812	$—	$79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)	—
Year ended December 31, 2009	113,932	335,868	(225,997)	223,803
Allowance for uncollectible secured loan receivable
Year ended December 31, 2011	$750,000	$1,512,305	$(86,156)	$2,176,149
Year ended December 31, 2010	28,828	721,172	—	750,000
Year ended December 31, 2009	—	28,828	—	28,828

AVIV REIT, INC. AND SUBSIDIARIES

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Valuation and Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs	Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2011	$—	$79,812	$—	$79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)	—
Year ended December 31, 2009	113,932	335,868	(225,997)	223,803

Allowance for uncollectible secured loan receivable
Year ended December 31, 2011	$750,000	$1,512,305	$(86,156)	$2,176,149
Year ended December 31, 2010	28,828	721,172	—	750,000
Year ended December 31, 2009	—	28,828	—	28,828

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES